Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands		Total	Cumulative Effect Adjustment	[3]	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss) [1]	Retained Earnings	Retained Earnings Cumulative Effect Adjustment	[3]	Total Amdocs Limited Shareholders' Equity	Total Amdocs Limited Shareholders' Equity Cumulative Effect Adjustment	[3]	Non-controlling Interests [2]
Balance at Sep. 30, 2017		$ 3,574,070			$ 4,410	$ 3,458,887	$ (4,365,124)	$ 18,790	$ 4,457,107			$ 3,574,070
Balance, Shares at Sep. 30, 2017					144,391
Comprehensive income:
Net income	[2]	354,396							354,396			354,396
Other comprehensive income (loss), net of tax		(51,521)						(51,521)				(51,521)
Comprehensive income		302,875										302,875
Employee stock options exercised		81,286			$ 24	81,262						81,286
Employee stock options exercised, Shares					1,800
Repurchase of shares		(419,228)					(419,228)					(419,228)
Repurchase of shares, Shares					(6,337)
Cash dividends declared		(137,602)							(137,602)			(137,602)
Issuance of restricted stock, net of forfeitures		2			$ 2							2
Issuance of restricted stock, net of forfeitures, Shares					323
Equity-based compensation expense related to employees		47,476				47,476						47,476
Changes in Noncontrolling interests		43,163													$ 43,163
Balance at Sep. 30, 2018		3,492,042			$ 4,436	3,587,625	(4,784,352)	(32,731)	4,673,901			3,448,879			43,163
Balance, Shares at Sep. 30, 2018					140,177
Comprehensive income:
Net income	[2]	479,446							479,446			479,446
Other comprehensive income (loss), net of tax		30,184						30,184				30,184
Comprehensive income		509,630										509,630
Employee stock options exercised		41,498			$ 11	41,487						41,498
Employee stock options exercised, Shares					874
Repurchase of shares		(398,057)					(398,057)					(398,057)
Repurchase of shares, Shares					(6,656)
Cash dividends declared		(150,982)							(150,982)			(150,982)
Issuance of restricted stock, net of forfeitures		5			$ 5							5
Issuance of restricted stock, net of forfeitures, Shares					378
Equity-based compensation expense related to employees		38,550				38,550						38,550
Changes in Noncontrolling interests		(654)													(654)
Balance at Sep. 30, 2019		$ 3,542,466	$ 10,434		$ 4,452	3,667,662	(5,182,409)	(2,547)	5,012,799	$ 10,434		3,499,957	$ 10,434		42,509
Balance, Shares at Sep. 30, 2019		134,773			134,773
Comprehensive income:
Net income	[2]	$ 497,840							497,840			497,840
Other comprehensive income (loss), net of tax		14,209						14,209				14,209
Comprehensive income		512,049										512,049
Employee stock options exercised		$ 97,843			$ 24	97,819						97,843
Employee stock options exercised, Shares		1,871			1,871
Repurchase of shares		$ (360,912)					(360,912)					(360,912)
Repurchase of shares, Shares		(5,668)			(5,668)
Cash dividends declared		$ (168,732)							(168,732)			(168,732)
Issuance of restricted stock, net of forfeitures		7			$ 7							7
Issuance of restricted stock, net of forfeitures, Shares					559
Equity-based compensation expense related to employees		42,434				42,434						42,434
Balance at Sep. 30, 2020		$ 3,665,155			$ 4,483	$ 3,807,915	$ (5,543,321)	$ 11,662	$ 5,341,907			$ 3,622,646			$ 42,509
Balance, Shares at Sep. 30, 2020		131,535			131,535

[1]	As of September 30, 2020, 2019 and 2018, accumulated other comprehensive income (loss) is comprised of unrealized gain (loss) on derivatives, net of tax, of $18,836, $3,945 and $(26,608), unrealized loss on short-term interest-bearing investments, net of tax, of $(2), $0 and $(1,592) and unrealized loss on defined benefit plan, net of tax, of $(7,172), $(6,492) and $(4,531).
[2]	In fiscal years 2020, 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[3]	The Cumulative effect adjustments as of October 1, 2018 include an increase of $14,294 to retained earnings due to the impact of adoptions of ASU No. 2014-09 (ASC 606) and decrease of $3,860 to retained earnings due to adoption of ASU No. 2016-16.